Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jan. 31, 2014	Jun. 29, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	AGL RESOURCES INC.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		118,901,889
Entity Public Float			$ 5,081,511,045
Amendment Flag	false
Entity Central Index Key	0001004155
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY